Property and equipment, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)
Property and equipment, net
Property, Plant and Equipment, Gross	¥ 331,765	¥ 315,634
Less: accumulated depreciation and impairment	(128,417)	(130,473)
Net book value	203,348	185,161		$ 28,022
Depreciation
Depreciation	24,515	23,344	¥ 24,654
Building, property improvements and other property
Property and equipment, net
Property, Plant and Equipment, Gross	104,600	135,132
Computer equipment and software
Property and equipment, net
Property, Plant and Equipment, Gross	157,252	117,458
Construction in progress
Property and equipment, net
Property, Plant and Equipment, Gross	54,849	42,677
Furniture, office and transportation equipment and others
Property and equipment, net
Property, Plant and Equipment, Gross	¥ 15,064	¥ 20,367